Profit/(Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit/(Loss) Per Share [Abstract]
Profit for the year, attributable to ordinary equity holders of the parent	$ (35,455)	$ 54,908	$ 40,070
Issued ordinary shares at 1 January	6,029	782	10,564
Conversion of ordinary shares at ratio 0.56		(4,724)	(4,648)
Effect of shares issued in February 2017		120
Effect of shares issued in March 2017		53
Effect of conversion of preference shares	402
Convertible loan into ordinary shares	6
Promissory note into ordinary shares	3
Issued share capital	61
Backstop shares	66
Effect of reverse split at ratio 8:1 in March 2019	(5,746)	(5,261)	(5,176)
Effect of share rights		42	42
Weighted-average number of ordinary shares at 31 December, as adjusted for subsequent reverse split	821	6,029	782
Basic profit/(loss) per share (US$ per share)	$ (42.92)	$ 69.73	$ 51.99